INCOME TAXES	12 Months Ended
Dec. 31, 2019
INCOME TAXES
INCOME TAXES

15.          INCOME TAXES

Cayman Islands

The Company and Ezbuy are two tax-exempted companies incorporated in the Cayman Islands and are not subject to tax on income or capital gains.

Hong Kong

Light In The Box, Lanting International Holding Limited (“Lanting International”), LightInTheBox International Logistic Co., Ltd. (“LightInTheBox Logistic”), Light Square Limited (“Light Square”), and Ezbuy HK are located in Hong Kong and subject to Hong Kong profits tax at 16.5% with respect to the profit generated from Hong Kong. It is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends. A two-tiered profits tax rates regime was introduced since year 2018 where the first HK$2,000 of assessable profits earned by a company will be taxed at half of the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates. The Group did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong for any of the years presented.

PRC

The Company’s subsidiaries and VIEs in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the ‘‘EIT Law’’), which was effective since January 1, 2008 except for the following entities eligible for preferential tax rates.

Lanting Gaochuang was qualified as a software enterprise in 2012 and therefore was entitled to a two-year income tax exemption starting from 2013, its first profit making year, following by a reduced tax rate of 12.5% for the subsequent three years ended December 31, 2017. Lanting Gaochuang reapplied and obtained the HNTE certificate on December 2, 2019, and was eligible to an enterprise income tax rate of 15% from December 31, 2019 through December 31, 2021, provided that it meets the requirements.

Lanting Huitong was qualified as a technology-advanced service enterprise for the years ended December 31, 2016 and 2017, and therefore was entitled to the preferential income tax rate of 15% for those years. For the year ended December 31, 2018, Lanting Huitong was subject to 25% statutory income tax rate in accordance with the Enterprise Income Tax Law (“EIT Law”). In 2019, Lanting Huitong was qualified as a small and micro-sized enterprise (“SME”), and therefore was eligible for both the 50% reduction of taxable income and the reduced EIT rate of 20% for the year ended December 31, 2019.

Keji Chengdu was qualified as a software enterprise which allows it to utilize a two-year 100% exemption for 2018 and 2019 followed by a three-year half-reduced EIT rate effective for years from 2020 to 2022.

Suzhou Trading was qualified as SME, and therefore was subject to both the 50% reduction of taxable income and the reduced EIT rate of 20% for the year ended December 31, 2019.

Shenzhen Xuyi and Qianhai Xuyi Hunan Branch was qualified as SME in 2018 and Shenzhen Xuyi and Chongqing Xuyi qualified as SME in 2019, and therefore were subject to both the 50% reduction of taxable income and the reduced EIT rate of 20% for the respective years.

Other entities of the Group domiciled in the PRC were subject to 25% statutory income tax rate in accordance with the EIT Law in the periods presented.

Singapore

Ching International service PTE.LTD, D2D Express PTE.LTD,  Avant E-Commerce Service PTE.LTD and Avant Logistic Service PTE.LTD are located in Singapore and are subject to 17% statutory income tax rate with respect to the profit generated from Singapore.

The components of (loss)/income before income tax expense and gain from equity method investment are as follows:

	Year ended December 31,
	2017	2018	2019

Cayman Islands	$(3,705)	$(24,750)	11,403
Hong Kong SAR	(7,205)	(36,476)	(7,728)
PRC, excluding Hong Kong SAR, and other countries	1,235	1,436	(2,504)
Total	$(9,675)	$(59,790)	$1,171

For the years ended December 31, 2017, 2018 and 2019, income tax expense included in the consolidated statements of operations were attributable to the Group’s PRC subsidiaries and VIEs and comprised current tax expense of $81,  $33 and $113, and deferred tax expense of nil,  nil and nil for the years ended December 31, 2017, 2018 and 2019.

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2018	2019

Deferred tax assets:
Bad debt allowance	88	—
Accrued inventory provision	348	—
Net operating loss carry forwards	27,852	33,267
Less: Valuation allowance	(26,691)	(31,879)
Total deferred tax asset	$1,597	$1,388

Deferred tax liabilities:
Property and equipment	$—	$(18)
Acquired intangible assets	$(1,597)	$(1,370)
Total deferred tax liabilities	$(1,597)	$(1,388)
Net deferred tax assets	$—	$—
Net deferred tax liabilities	$—	$—

As of December 31, 2019, the Group had net operating losses from several of its PRC and overseas entities in the amount of $196,310, which can be carried forward to offset future taxable profit. As per filed tax returns, the net operating loss from PRC entities will expire between 2020 and 2024. For the net operating loss from overseas entities, there is no limitation of expiration according to applicable statute of Hong Kong and Singapore.

The Group operates through its subsidiaries and VIEs and the valuation allowance is considered on each individual subsidiary and VIE basis. The Group has recognized a full valuation allowance against deferred tax assets as the Group believes that it is more likely than not that its deferred tax assets will not be realized as it does not expect to generate sufficient taxable income in the near future.

Movement of valuation allowance

	Year ended December 31,
	2018	2019
Balance at beginning of the period	$20,986	$26,691
Additions	5,705	5,188
Balance at end of the period	$26,691	$31,879

Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes is as follows:

	Year ended December 31,
	2017	2018	2019

Loss before provision of income tax	$(9,675)	$(59,790)	$1,171
Statutory tax rate in the PRC	25%	25%	25%
Income tax at statutory tax rate	(2,419)	(14,948)	293
Non-deductible expenses	42	115	10
Effect of preferential tax rates	(67)	7	(135)
Utilization of tax loss previously not recognized	(99)	—	—
Effect of income tax rate differences in jurisdictions other than the PRC	1,456	9,154	(2,277)
Statutory income/expense	—	—	(653)
Deferred tax expense	—	—	(2,313)
Changes in valuation allowances	1,168	5,705	5,188
Income tax expense	$81	$33	$113

As of and for the years ended December 31, 2017, 2018 and 2019, there were no significant impact from tax uncertainties on the Company’s financial position and result of operations. The company does not expect the amount of unrecognized tax benefits to increase significantly in the next 12 months.

The Company and its subsidiaries’ major tax jurisdictions are Hong Kong, PRC, and Singapore. Income tax returns of the Company and its subsidiaries remain open and subject to examination by the local tax authorities of Hong Kong, PRC and Singapore until the statute of limitations expire in each corresponding jurisdiction. The statute of limitations in Hong Kong, PRC and Singapore are six years, five years and five years, respectively.